Taxation - Schedule of Expiry Years of these Unused Tax Losses (Details) - Unused tax losses [member]	Dec. 31, 2025 USD ($)
Taxation - Schedule of Expiry Years of these Unused Tax Losses (Details) [Line Items]
Unused tax losses for which no deferred tax asset has been recognized	$ 4,711,751
2026 [Member]
Taxation - Schedule of Expiry Years of these Unused Tax Losses (Details) [Line Items]
Unused tax losses for which no deferred tax asset has been recognized	527,864
2027 [Member]
Taxation - Schedule of Expiry Years of these Unused Tax Losses (Details) [Line Items]
Unused tax losses for which no deferred tax asset has been recognized	4,008,701
2028 [Member]
Taxation - Schedule of Expiry Years of these Unused Tax Losses (Details) [Line Items]
Unused tax losses for which no deferred tax asset has been recognized	$ 175,186